Withholding Tax Receivable (Details) $ in Thousands, ฿ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 THB (฿)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Withholding Tax Receivable [Abstract]
Withholding tax refund	$ 600	฿ 22.0
Recovery of uncollectible tax	30
Provision for withholding taxes			$ 300
Withholding tax receivable	$ 1,000			$ 1,200